Supplement Dated May 22, 2013
To the Current Prospectus and Statement of Additional Information

ING GoldenSelect Granite PrimElite

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.
If you have any questions, please call our Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Until May 7, 2013, ING USA was a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including ING USA (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013 ING completed an initial public offering
(“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING
U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S.
by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name	New Fund Name
Legg Mason ClearBridge Variable Large Cap Value Portfolio	ClearBridge Variable Large Cap Value Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio

The following investment portfolio is closed to new premiums and transfers. Contract owners who have value in the investment portfolio listed below may leave their contract value in the investment.

Closed Investment Portfolio
ING Growth and Income Portfolio (Class I)

X.59261-13GW	Page 1 of 4	May 2013

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds.
Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the
Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the current investment portfolios that are open and available to new premiums and transfers under your Contract, effective May 1, 2013, along with each portfolio’s investment adviser/subadviser and investment objective. Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call
(800) SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference
Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING Clarion Real Estate Portfolio	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: CBRE Clarion Securities LLC

ING Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common
Investment Adviser: ING Investments, LLC	stocks. It is anticipated that capital appreciation and investment
Investment Subadviser: ING Investment Management	income will both be major factors in achieving total return.
Co. LLC

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the S&P 500®
Index, while maintaining a market level of risk.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co., LLC

ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.
Investment Subadviser: ING Investment Management
Co., LLC

X.59261-13GW	Page 2 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level
Investment Adviser: ING Investments, LLC	of risk.
Investment Subadviser: ING Investment Management
Co., LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk. The
Portfolio seeks its objective through investments in a diversified
Investment Adviser: ING Investments, LLC	portfolio consisting primarily of debt securities. It is anticipated
Investment Subadviser: ING Investment Management	that capital appreciation and investment income will both be major
Co. LLC	factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted International Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable opportunity
Investment Subadviser: Massachusetts Financial	for growth of capital and income.
Services Company

X.59261-13GW	Page 3 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of ING Retirement Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of ING Retirement Moderate Portfolio but less
Asset Allocation Committee	than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of ING Retirement Conservative Portfolio but
Asset Allocation Committee	less than that of ING Retirement Moderate Growth Portfolio.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

Western Asset Variable High Income Portfolio	Seeks to provide high current income as its primary objective and capital appreciation as its secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: Western Asset Management
Company and Western Asset Management Company
Limited

ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary investment
objective. Current income is a secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: ClearBridge Investments, LLC

X.59261-13GW	Page 4 of 4	May 2013